Derivative financial instruments (Details - Forward and swap contracts - notional value) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 16,979,158	R$ 15,240,530
Contractual service margin	3,204,286	1,967,701
Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	737,563	2,719,142
Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	16,185,260	12,507,888
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	56,335	13,500
Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,982)	0
Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,870)	0
Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	476,400	2,718,614
Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	15,120,824	11,319,949
Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	259,181	528
Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,062,566	1,187,939
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	5,510,077
Not later than three months [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	536,502
Not later than three months [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	4,973,575
Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Not later than three months [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,769)
Not later than three months [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,677)
Not later than three months [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	396,482
Not later than three months [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	3,980,981
Not later than three months [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	138,251
Not later than three months [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	990,917
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,811,700
Later than three months and not later than one year [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	143,869
Later than three months and not later than one year [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,630,690
Later than three months and not later than one year [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	37,141
Later than three months and not later than one year [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(213)
Later than three months and not later than one year [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(193)
Later than three months and not later than one year [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	22,726
Later than three months and not later than one year [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,558,848
Later than three months and not later than one year [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	120,930
Later than three months and not later than one year [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	71,649
Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	4,011,965
Later than one year and not later than three years [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	27,507
Later than one year and not later than three years [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	3,971,214
Later than one year and not later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	13,244
Later than one year and not later than three years [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than one year and not later than three years [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than one year and not later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	27,507
Later than one year and not later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	3,971,214
Later than one year and not later than three years [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than one year and not later than three years [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,740,014
Later than three years and not later than five years [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	20,813
Later than three years and not later than five years [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,713,251
Later than three years and not later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	5,950
Later than three years and not later than five years [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years and not later than five years [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years and not later than five years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	20,813
Later than three years and not later than five years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,713,251
Later than three years and not later than five years [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years and not later than five years [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,905,402
Later than three years [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	8,872
Later than three years [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,896,530
Later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	8,872
Later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,896,530
Later than three years [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Later than three years [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Interbank Market [Member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	31,639	0
Interbank Market [Member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	129,432	0
Interbank Market [Member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	4,085,737	5,822,421
Interbank Market [Member] | Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Interbank Market [Member] | Not later than three months [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	108,517
Interbank Market [Member] | Not later than three months [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	297,499
Interbank Market [Member] | Later than three months and not later than one year [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	31,639
Interbank Market [Member] | Later than three months and not later than one year [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	20,915
Interbank Market [Member] | Later than three months and not later than one year [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	779,287
Interbank Market [Member] | Later than one year and not later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Interbank Market [Member] | Later than one year and not later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Interbank Market [Member] | Later than one year and not later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,397,614
Interbank Market [Member] | Later than three years and not later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Interbank Market [Member] | Later than three years and not later than five years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Interbank Market [Member] | Later than three years and not later than five years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	789,491
Interbank Market [Member] | Later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Interbank Market [Member] | Later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Interbank Market [Member] | Later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	821,846
Foreign Currency [Member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	19,194	0
Foreign Currency [Member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	44,065	0
Foreign Currency [Member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,793,673	1,562,698
Foreign Currency [Member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	259,181	528
Foreign Currency [Member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,062,566	1,187,939
Foreign Currency [Member] | Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Not later than three months [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	44,065
Foreign Currency [Member] | Not later than three months [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	2,793,673
Foreign Currency [Member] | Not later than three months [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	138,251
Foreign Currency [Member] | Not later than three months [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	990,917
Foreign Currency [Member] | Later than three months and not later than one year [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three months and not later than one year [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three months and not later than one year [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three months and not later than one year [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	120,930
Foreign Currency [Member] | Later than three months and not later than one year [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	71,649
Foreign Currency [Member] | Later than one year and not later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	13,244
Foreign Currency [Member] | Later than one year and not later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than one year and not later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than one year and not later than three years [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than one year and not later than three years [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years and not later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	5,950
Foreign Currency [Member] | Later than three years and not later than five years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years and not later than five years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years and not later than five years [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years and not later than five years [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years [member] | Forward contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Foreign Currency [Member] | Later than three years [member] | Forward contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Pre (CDS) [Member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	5,502	0
Pre (CDS) [Member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	302,903	2,701,201
Pre (CDS) [Member] | Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Pre (CDS) [Member] | Not later than three months [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	243,900
Pre (CDS) [Member] | Later than three months and not later than one year [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	5,502
Pre (CDS) [Member] | Later than three months and not later than one year [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	1,811
Pre (CDS) [Member] | Later than one year and not later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Pre (CDS) [Member] | Later than one year and not later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	27,507
Pre (CDS) [Member] | Later than three years and not later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Pre (CDS) [Member] | Later than three years and not later than five years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	20,813
Pre (CDS) [Member] | Later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Pre (CDS) [Member] | Later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	8,872
IGP-M [Member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0	13,500
IGP-M [Member] | Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IGP-M [Member] | Later than three months and not later than one year [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IGP-M [Member] | Later than one year and not later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IGP-M [Member] | Later than three years and not later than five years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IGP-M [Member] | Later than three years [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Put Options (IDI) [Member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,982)	0
Put Options (IDI) [Member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,870)	0
Put Options (IDI) [Member] | Not later than three months [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,769)
Put Options (IDI) [Member] | Not later than three months [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,677)
Put Options (IDI) [Member] | Later than three months and not later than one year [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(213)
Put Options (IDI) [Member] | Later than three months and not later than one year [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(193)
Put Options (IDI) [Member] | Later than one year and not later than three years [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Put Options (IDI) [Member] | Later than one year and not later than three years [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Put Options (IDI) [Member] | Later than three years and not later than five years [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Put Options (IDI) [Member] | Later than three years and not later than five years [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Put Options (IDI) [Member] | Later than three years [member] | Option contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Put Options (IDI) [Member] | Later than three years [member] | Option contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Currency Exchange Rate Coupon [Member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	334,333	57,427
Currency Exchange Rate Coupon [Member] | Not later than three months [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	265,706
Currency Exchange Rate Coupon [Member] | Later than three months and not later than one year [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	42,792
Currency Exchange Rate Coupon [Member] | Later than one year and not later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	25,835
Currency Exchange Rate Coupon [Member] | Later than three years and not later than five years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
Currency Exchange Rate Coupon [Member] | Later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IPCA coupon | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0	17,413
IPCA coupon | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(7,907,081)	R$ 3,877,403
IPCA coupon | Not later than three months [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IPCA coupon | Not later than three months [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(624,103)
IPCA coupon | Later than three months and not later than one year [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IPCA coupon | Later than three months and not later than one year [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(736,769)
IPCA coupon | Later than one year and not later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IPCA coupon | Later than one year and not later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(2,547,765)
IPCA coupon | Later than three years and not later than five years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IPCA coupon | Later than three years and not later than five years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(1,923,760)
IPCA coupon | Later than three years [member] | Futures contract [member] | Buy position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	0
IPCA coupon | Later than three years [member] | Futures contract [member] | Sales position [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ (2,074,684)